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Statutory Prospectus Supplement dated September 28, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Balanced-Risk Allocation Fund

Invesco Balanced-Risk Commodity Strategy Fund

Invesco Developing Markets Fund

Invesco Emerging Market Local Currency Debt Fund

Invesco Emerging Markets Equity Fund

Invesco Endeavor Fund

Invesco Global Infrastructure Fund

Invesco Global Markets Strategy Fund

Invesco Greater China Fund

Invesco International Total Return Fund

Invesco MLP Fund

Invesco Pacific Growth Fund

Invesco Premium Income Fund

Invesco Select Companies Fund

Invesco Strategic Income Fund

Invesco Unconstrained Bond Fund

This supplement (1) implements strategy and risk changes effective immediately and (2) provides shareholder notice for separate changes that will become effective on February 26, 2016.

Effective September 28, 2015, the following information replaces in its entirety the information appearing in the 2nd paragraph under the heading “FUND SUMMARIES – Invesco Premium Income Fund - Principal Investment Strategies of the Fund” in the prospectus:

“In addition to the High Income Portfolio and the Government Bond Portfolio, which are described further below, the GAA Team will make opportunistic investments in other asset classes they believe have favorable prospects for high current income and the possibility of growth of capital. The GAA Team will implement these opportunistic investments by investing in asset classes including senior secured floating rate loans made by banks and other lending institutions; senior secured floating rate debt instruments; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years; equity securities of global companies principally engaged in the real estate industry; equity real estate investment trusts (REITs); mortgage REITs and master limited partnerships (MLPs), either directly or through affiliated and unaffiliated exchange-traded funds (ETFs), open-end investment companies, and closed-end investment companies.”

Effective September 28, 2015, the following information replaces in its entirety the information appearing in the 4th paragraph under the heading “FUND SUMMARIES – Invesco Premium Income Fund - Principal Investment Strategies of the Fund” in the prospectus:

“The Fund can use derivative instruments for risk management, portfolio management, earning income, managing target duration, gaining exposure to a particular asset class or hedging its exposure to non-U.S. currencies. The Fund’s use of derivatives will involve the purchase and sale of treasury futures (including U.S. Government and foreign government bond futures), equity index futures, options on treasury futures, interest rate swaps, credit default index swaps, forward foreign currency contracts and other related instruments and techniques. The Fund’s investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund may also use treasury futures (including U.S. Government and foreign government bond futures) and options on treasury futures (including U.S. Government and foreign government bond futures) to adjust duration of the Government Bond Portfolio. The duration of the Government Bond Portfolio is based on two considerations: (1) the duration necessary to balance any volatility associated with the Fund’s non-Treasury assets; and (2) the Adviser’s current view on interest rates.”

Effective September 28, 2015, the following information replaces in its entirety the 1st paragraph appearing under the heading “FUND SUMMARIES – Invesco Premium Income Fund - Principal Investment Strategies of the Fund - Government Bond Portfolio” in the prospectus:

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“The Government Bond Portfolio includes investments in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations (including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal Securities program (i.e. STRIPS); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The Government Bond Portfolio may also invest in securities issued by foreign governments.”

Effective September 28, 2015, the following risks are added under the heading “FUND SUMMARIES – Invesco Premium Income Fund - Principal Risks of Investing in the Fund” in the prospectus:

“Energy Sector Risk. Certain of the businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of the Fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.

MLP Risk. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate to each investor in such MLP the investor’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. An MLP might need to amend its partnership tax return and, in turn, send amended Schedules K-1 to investors in the MLP, such as the Fund. When necessary, the Fund will send you a corrected Form 1099 to reflect Schedule K-1 information reclassified by an MLP, which could, in turn, require you to amend your federal, state or local tax returns.”

Effective September 28, 2015, the following information replaces in its entirety the information appearing in the 3rd paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Premium Income Fund - Objective(s) and Strategies” in the prospectus:

“In addition to the High Income Portfolio and the Government Bond Portfolio, which are described further below, the GAA Team will make opportunistic investments in other asset classes they believe have favorable prospects for high current income and the possibility of growth of capital. The GAA Team will implement these opportunistic investments by investing in asset classes including senior secured floating rate loans made by banks and other lending institutions; senior secured floating rate debt instruments; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years; equity securities of global companies principally engaged in the real estate industry; equity real estate investment trusts (REITs); mortgage REITs and master limited partnerships (MLPs), either directly or

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through affiliated and unaffiliated exchange-traded funds (ETFs), open-end investment companies, and closed-end investment companies.”

Effective September 28, 2015, the following information replaces in its entirety the information appearing in the 5th paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Premium Income Fund - Objective(s) and Strategies” in the prospectus:

“The Fund can use derivative instruments for risk management, portfolio management, earning income, managing target duration, gaining exposure to a particular asset class or hedging its exposure to non-U.S. currencies. The Fund’s use of derivatives will involve the purchase and sale of treasury futures (including U.S. Government and foreign government bond futures), equity index futures, options on treasury futures, interest rate swaps, credit default index swaps, forward foreign currency contracts and other related instruments and techniques. The Fund’s investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund may also use treasury futures (including U.S. Government and foreign government bond futures) and options on treasury futures (including U.S. Government and foreign government bond futures) to adjust duration of the Government Bond Portfolio. The duration of the Government Bond Portfolio is based on two considerations: (1) the duration necessary to balance any volatility associated with the Fund’s non-Treasury assets; and (2) the Adviser’s current view on interest rates.”

Effective September 28, 2015, the following information replaces the 1st paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Invesco Premium Income Fund - Government Bond Portfolio” in the prospectus:

“The Government Bond Portfolio includes investments in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations (including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal Securities program (i.e. STRIPS); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The Government Bond Portfolio may also invest in securities issued by foreign governments.”

Effective September 28, 2015, the following risks are added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings - Invesco Premium Income Fund – Risks” in the prospectus:

“Energy Sector Risk. Certain of the businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of the Fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.

MLP Risk. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

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MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate to each investor in such MLP the investor’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. An MLP might need to amend its partnership tax return and, in turn, send amended Schedules K-1 to investors in the MLP, such as the Fund. When necessary, the Fund will send you a corrected Form 1099 to reflect Schedule K-1 information reclassified by an MLP, which could, in turn, require you to amend your federal, state or local tax returns.”

Effective February 26, 2016, Invesco Premium Income Fund (the “Fund”) will have the ability to invest in commodity futures for the purposes of obtaining or hedging exposure to the commodities market or related investments. Commodity-related investments include MLPs. The Fund will invest in Invesco Premium Income Cayman Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, to gain exposure to the commodities market. In addition, Invesco Advisers, Inc., the Fund’s investment adviser, is registered as a commodity pool operator under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (CFTC) and will be subject to CFTC regulation with respect to the Fund.

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Statutory Prospectus Supplement dated September 28, 2015

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Premium Income Fund

This supplement (1) implements strategy and risk changes effective immediately and (2) provides shareholder notice for separate changes that will become effective on February 26, 2016.

Effective September 28, 2015, the following information replaces in its entirety the information appearing in the 2nd paragraph under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund” in the prospectus:

“In addition to the High Income Portfolio and the Government Bond Portfolio, which are described further below, the GAA Team will make opportunistic investments in other asset classes they believe have favorable prospects for high current income and the possibility of growth of capital. The GAA Team will implement these opportunistic investments by investing in asset classes including senior secured floating rate loans made by banks and other lending institutions; senior secured floating rate debt instruments; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years; equity securities of global companies principally engaged in the real estate industry; equity real estate investment trusts (REITs); mortgage REITs and master limited partnerships (MLPs), either directly or through affiliated and unaffiliated exchange-traded funds (ETFs), open-end investment companies, and closed-end investment companies.”

Effective September 28, 2015, the following information replaces in its entirety the information appearing in the 4th paragraph under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund” in the prospectus:

“The Fund can use derivative instruments for risk management, portfolio management, earning income, managing target duration, gaining exposure to a particular asset class or hedging its exposure to non-U.S. currencies. The Fund’s use of derivatives will involve the purchase and sale of treasury futures (including U.S. Government and foreign government bond futures), equity index futures, options on treasury futures, interest rate swaps, credit default index swaps, forward foreign currency contracts and other related instruments and techniques. The Fund’s investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund may also use treasury futures (including U.S. Government and foreign government bond futures) and options on treasury futures (including U.S. Government and foreign government bond futures) to adjust duration of the Government Bond Portfolio. The duration of the Government Bond Portfolio is based on two considerations: (1) the duration necessary to balance any volatility associated with the Fund’s non-Treasury assets; and (2) the Adviser’s current view on interest rates.”

Effective September 28, 2015, the following information replaces in its entirety the 1st paragraph appearing under the heading “FUND SUMMARY – Principal Investment Strategies of the Fund - Government Bond Portfolio” in the prospectus:

“The Government Bond Portfolio includes investments in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations (including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal Securities program (i.e. STRIPS); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The Government Bond Portfolio may also invest in securities issued by foreign governments.”

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Effective September 28, 2015, the following risks are added under the heading “FUND SUMMARY – Principal Risks of Investing in the Fund” in the prospectus:

“Energy Sector Risk. Certain of the businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of the Fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.

MLP Risk. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate to each investor in such MLP the investor’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. An MLP might need to amend its partnership tax return and, in turn, send amended Schedules K-1 to investors in the MLP, such as the Fund. When necessary, the Fund will send you a corrected Form 1099 to reflect Schedule K-1 information reclassified by an MLP, which could, in turn, require you to amend your federal, state or local tax returns.”

Effective September 28, 2015, the following information replaces in its entirety the information appearing in the 3rd paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectus:

“In addition to the High Income Portfolio and the Government Bond Portfolio, which are described further below, the GAA Team will make opportunistic investments in other asset classes they believe have favorable prospects for high current income and the possibility of growth of capital. The GAA Team will implement these opportunistic investments by investing in asset classes including senior secured floating rate loans made by banks and other lending institutions; senior secured floating rate debt instruments; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years; equity securities of global companies principally engaged in the real estate industry; equity real estate investment trusts (REITs); mortgage REITs and master limited partnerships (MLPs), either directly or through affiliated and unaffiliated exchange-traded funds (ETFs), open-end investment companies, and closed-end investment companies.”

Effective September 28, 2015, the following information replaces in its entirety the information appearing in the 5th paragraph under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the prospectus:

“The Fund can use derivative instruments for risk management, portfolio management, earning income, managing target duration, gaining exposure to a particular asset class or hedging its exposure to non-U.S. currencies. The Fund’s use of derivatives will involve the purchase and sale of treasury futures (including U.S. Government and foreign

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PIN STATSUP-1 092815

government bond futures), equity index futures, options on treasury futures, interest rate swaps, credit default index swaps, forward foreign currency contracts and other related instruments and techniques. The Fund’s investments in certain derivatives may create leveraged exposure to certain fixed income markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. Using derivatives often allows the portfolio managers to implement their views more efficiently and to gain more exposure to the asset classes than investing in more traditional assets such as stocks and bonds would allow. The Fund holds long and short positions in derivatives. A long derivative position involves the Fund buying a derivative with the anticipation of a price increase of the underlying asset, and a short derivative position involves the Fund writing (selling) a derivative with the anticipation of a price decrease of the underlying asset. The Fund may also use treasury futures (including U.S. Government and foreign government bond futures) and options on treasury futures (including U.S. Government and foreign government bond futures) to adjust duration of the Government Bond Portfolio. The duration of the Government Bond Portfolio is based on two considerations: (1) the duration necessary to balance any volatility associated with the Fund’s non-Treasury assets; and (2) the Adviser’s current view on interest rates.”

Effective September 28, 2015, the following information replaces the 1st paragraph appearing under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Government Bond Portfolio” in the prospectus:

“The Government Bond Portfolio includes investments in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations (including the principal components or the interest components issued by the U.S. Government under the Separate Trading of Registered Interest and Principal Securities program (i.e. STRIPS); and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality. The Government Bond Portfolio may also invest in securities issued by foreign governments.”

Effective September 28, 2015, the following risks are added under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Risks” in the prospectus:

“Energy Sector Risk. Certain of the businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale as well as supply-and-demand for energy resources. Although individual security selection drives the performance of the Fund, short-term fluctuations in energy prices may cause price fluctuations in its shares.

MLP Risk. An MLP is a public limited partnership or limited liability company. Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities. The risks of investing in an MLP are similar to those of investing in a partnership and include more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP would normally not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that a shareholder of a corporation would be. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment, and consequently your investment in the Fund and lower income. MLPs taxed as partnerships file a partnership tax return for U.S. federal, state and local income tax purposes and communicate to each investor in such MLP the investor’s allocable share of the MLP’s income, gains, losses, deductions and expenses via a “Schedule K-1.” Each year, the Fund will send you an annual tax statement (Form 1099) to assist you in completing your federal, state and local tax returns. An MLP might need to amend its partnership tax return and, in turn, send amended

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Schedules K-1 to investors in the MLP, such as the Fund. When necessary, the Fund will send you a corrected Form 1099 to reflect Schedule K-1 information reclassified by an MLP, which could, in turn, require you to amend your federal, state or local tax returns.”

Effective February 26, 2016, Invesco Premium Income Fund (the “Fund”) will have the ability to invest in commodity futures for the purposes of obtaining or hedging exposure to the commodities market or related investments. Commodity-related investments include MLPs. The Fund will invest in Invesco Premium Income Cayman Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands, to gain exposure to the commodities market. In addition, Invesco Advisers, Inc., the Fund’s investment adviser, is registered as a commodity pool operator under the Commodity Exchange Act and the rules of the Commodity Futures Trading Commission (CFTC) and will be subject to CFTC regulation with respect to the Fund.

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Statement of Additional Information Supplement dated September 28, 2015

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco All Cap Market Neutral Fund	Invesco Greater China Fund
Invesco Balanced-Risk Allocation Fund	Invesco International Total Return Fund
Invesco Balanced-Risk Commodity Strategy Fund	Invesco Long/Short Equity Fund
Invesco Developing Markets Fund	Invesco Low Volatility Emerging Markets Fund
Invesco Emerging Market Local Currency Debt Fund	Invesco Macro International Equity Fund
Invesco Emerging Markets Equity Fund	Invesco Macro Long/Short Fund
Invesco Endeavor Fund	Invesco MLP Fund
Invesco Global Health Care Fund	Invesco Premium Income Fund
Invesco Global Infrastructure Fund	Invesco Select Companies Fund
Invesco Global Market Neutral Fund	Invesco Strategic Income Fund
Invesco Global Markets Strategy Fund	Invesco Unconstrained Bond Fund
Invesco Global Targeted Returns Fund

The following information replaces in its entirety the information appearing in the first paragraph under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks – Exchange Traded Notes” in the Statement of Additional Information:

“Exchange-Traded Notes. Invesco All Cap Market Neutral Fund, Invesco Balanced-Risk Allocation Fund, Invesco Balanced-Risk Commodity Strategy Fund, Invesco Global Infrastructure Fund, Invesco Global Market Neutral Fund, Invesco Global Markets Strategy Fund, Invesco Global Targeted Returns Fund, Invesco Long/Short Equity Fund, Invesco Low Volatility Emerging Markets Fund, Invesco Macro International Equity Fund, Invesco Macro Long/Short Fund, Invesco MLP Fund, Invesco Premium Income Fund, Invesco Strategic Income Fund and Invesco Unconstrained Bond Fund may invest in exchange-traded notes. Exchange traded notes (ETNs) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When a Fund invests in ETNs (directly or through its respective Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by a Fund or its respective Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.”

The following information replaces in its entirety the information appearing in the first paragraph under the heading “DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS – Investment Strategies and Risks - Other Investments – Master Limited Partnerships (MLPs)” in the Statement of Additional Information:

“Master Limited Partnerships (MLPs). Invesco Global Infrastructure Fund, Invesco MLP Fund, Invesco Premium Income Fund, Invesco Strategic Income Fund and Invesco Unconstrained Bond Fund may invest in MLPs.”

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